GREAT-WEST FUNDS, INC.

Great-West Core Strategies: U.S. Equity Fund

Institutional Class Ticker: MXEBX

Class L Ticker: MXEHX

(the “Fund”)

Supplement dated September 10, 2019 to the Prospectus and Summary Prospectus for the

Fund, each dated August 28, 2019, as supplemented, and the Statement of Additional Information (“SAI”)

for Great-West Funds, Inc., dated August 28, 2019, as supplemented

Effective immediately, Lauren B. DeMore, CFA is an Assistant Portfolio Manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus and SAI, as applicable:

The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since
ILIM
Michael Lynch, CFA	Head of Indexed Equities	2018
Nicola Dowdall	Senior Fund Manager	2018
Peter Leonard, CFA	Senior Fund Manager	2018
JPMorgan
Giri Devulapally, CFA	Managing Director	2018
Loomis Sayles
Joseph R. Gatz, CFA	Vice President and Portfolio Manager	2018
Jeffrey Schwartz, CFA	Vice President and Portfolio Manager	2018
Putnam
Darren Jaroch, CFA	Portfolio Manager	2018
Walter Scully, CPA	Assistant Portfolio Manager	2018
Lauren B. DeMore, CFA	Assistant Portfolio Manager	2019

Under the sub-section “Putnam” of the “Sub-Adviser” section on page 10 of the Prospectus, the following paragraph is hereby incorporated:

“Lauren B. DeMore, CFA is an Assistant Portfolio Manager of the Fund. Previously at Putnam, Ms. DeMore was an Analyst covering the non-U.S. financials, telecommunications and utilities sectors. Ms. DeMore joined Putnam in 2006 and has been in the investment industry since 2002.”

Under the “Other Accounts Managed” section on page 50 of the SAI, the following table is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Darren Jaroch, CFA	6	$15,377	5	$1,123	6	$158	1	$752	0	$0	0	$0
Walter Scully, CPA	8	$16,298	5	$1,105	7	$413	1	$752	0	$0	0	$0
Lauren B. DeMore, CFA*	6	$14,806	4	$1,336	6	$152	1	$118	0	$0	0	$0

*The information is provided as of September 3, 2019.

Under the “Ownership of Securities” section on page 52 of the SAI, the following is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Fund as of September 3, 2019.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary

Prospectus, each dated August 28, 2019, as supplemented, and the Statement of Additional Information for Great-

West Funds, Inc., dated August 28, 2019, as supplemented.

Please keep this Supplement for future reference.